INVESTMENTS IN ASSOCIATES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current Assets	$ 3,931,381	$ 3,441,160
Non-current Assets	11,928,649	11,152,588	$ 11,224,237
Total Assets	15,860,030	14,593,748	13,994,600
Current Liabilities	1,261,522	1,579,764
Non-current Liabilities	7,229,093	5,675,013
Equity	7,369,415	7,338,971	7,116,893	$ 6,999,283
Total Equity and Liabilities	15,860,030	14,593,748
Revenues	5,329,214	5,954,833	5,238,341
Profit or loss (continuing operations)	61,970	726,759	270,352
Other comprehensive income	(30,029)	(174,441)	24,023
Total comprehensive income	31,941	552,318	294,375
Dividends	1,390	326,047	$ 176,749
Associates [member]
Statement [Line Items]
Current Assets	18,162	127,013
Non-current Assets	219,934	782,939
Total Assets	238,096	909,952
Current Liabilities	12,627	52,246
Non-current Liabilities	29,377	359,275
Equity	196,092	498,431
Total Equity and Liabilities	238,096	909,952
Revenues	56,065	179,954
Expenses	(47,154)	(172,683)
Profit or loss (continuing operations)	8,911	7,271
Other comprehensive income	7,540	526
Total comprehensive income	16,451	7,797
Dividends	6,470	3,277
Puertos y Logistica S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	0	97,866
Non-current Assets	0	566,484
Total Assets	0	664,350
Current Liabilities	0	28,938
Non-current Liabilities	0	327,124
Equity	0	308,288
Total Equity and Liabilities	0	664,350
Revenues	42,362	160,889
Expenses	(42,350)	(158,421)
Profit or loss (continuing operations)	12	2,468
Other comprehensive income	7,540	(1,676)
Total comprehensive income	7,552	792
Dividends	6,060	0
Inversiones Puerto Coronel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	29	29
Non-current Assets	111,896	105,354
Total Assets	111,925	105,383
Current Liabilities	98	82
Non-current Liabilities	0	0
Equity	111,827	105,301
Total Equity and Liabilities	111,925	105,383
Revenues	0	6,080
Expenses	6,602	0
Profit or loss (continuing operations)	6,602	6,080
Other comprehensive income	0	2,202
Total comprehensive income	6,602	8,282
Dividends	0	0
Serv.Corporativos Sercor S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	9,974	22,870
Non-current Assets	3,436	907
Total Assets	13,410	23,777
Current Liabilities	10,222	22,192
Non-current Liabilities	2,325	619
Equity	863	966
Total Equity and Liabilities	13,410	23,777
Revenues	4,769	4,841
Expenses	(4,803)	(4,855)
Profit or loss (continuing operations)	(34)	(14)
Other comprehensive income	0	0
Total comprehensive income	(34)	(14)
Dividends	0	0
E2E SA [Member] | Associates [member]
Statement [Line Items]
Current Assets	3,045	680
Non-current Assets	3,099	3,600
Total Assets	6,144	4,280
Current Liabilities	1,331	192
Non-current Liabilities	1,336	0
Equity	3,477	4,088
Total Equity and Liabilities	6,144	4,280
Revenues	1,714	1
Expenses	(2,877)	(370)
Profit or loss (continuing operations)	(1,163)	(369)
Other comprehensive income	0	0
Total comprehensive income	(1,163)	(369)
Dividends	0	0
Parque Eolico Ovejera Sur SpA [Member] | Associates [member]
Statement [Line Items]
Current Assets	95	1,246
Non-current Assets	1,505	703
Total Assets	1,600	1,949
Current Liabilities	2	754
Non-current Liabilities	5	0
Equity	1,593	1,195
Total Equity and Liabilities	1,600	1,949
Revenues	0	0
Expenses	(24)	(295)
Profit or loss (continuing operations)	(24)	(295)
Other comprehensive income	0	0
Total comprehensive income	(24)	(295)
Dividends	0	0
Vale do corisco S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	4,992	4,295
Non-current Assets	99,943	105,836
Total Assets	104,935	110,131
Current Liabilities	965	81
Non-current Liabilities	25,664	31,485
Equity	78,306	78,565
Total Equity and Liabilities	104,935	110,131
Revenues	7,220	8,106
Expenses	(3,700)	(8,711)
Profit or loss (continuing operations)	3,520	(605)
Other comprehensive income	0	0
Total comprehensive income	3,520	(605)
Dividends	410	3,277
Consorcio Tecnologico Bioenercel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	2	2
Non-current Assets	36	36
Total Assets	38	38
Current Liabilities	0	0
Non-current Liabilities	5	5
Equity	33	33
Total Equity and Liabilities	38	38
Revenues	0	0
Expenses	0	(2)
Profit or loss (continuing operations)	0	(2)
Other comprehensive income	0	0
Total comprehensive income	0	(2)
Dividends	0	0
Genomica Forestal S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	25	25
Non-current Assets	19	19
Total Assets	44	44
Current Liabilities	9	7
Non-current Liabilities	42	42
Equity	(7)	(5)
Total Equity and Liabilities	44	44
Revenues	0	37
Expenses	(2)	(29)
Profit or loss (continuing operations)	(2)	8
Other comprehensive income	0	0
Total comprehensive income	(2)	8
Dividends	$ 0	$ 0